Fair Value Measurements - Estimated Fair Values of the Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets:
Debt securities available-for-sale	$ 1,122,017	$ 1,025,946
Debt securities held-to-maturity	367,289	350,153
Equity securities	6,802	6,673
Financial liabilities:
FHLB advances and other borrowings (including securities sold under agreements to repurchase)	3,200,000
Northfield Bancorp, Inc. [Member]
Financial assets:
Trading securities	15,215	13,884
Debt securities available-for-sale	1,412,419	1,100,817
Debt securities held-to-maturity	8,144	8,762
Financial liabilities:
FHLB advances and other borrowings (including securities sold under agreements to repurchase)	900,216	666,402
Subordinated debentures, net of issuance costs	61,665	61,442
Investment measured at fair value	5,000	10,000
Level 1
Financial assets:
Cash and cash equivalents	340,806	289,223
Debt securities available-for-sale	398,470	314,702
Debt securities held-to-maturity	0	0
Equity securities	6,471	6,350
FHLBNY stock, at cost	0	0
Derivative assets	0	0
Financial liabilities:
Deposits	0	0
Derivative liabilities	0	0
Level 2
Financial assets:
Cash and cash equivalents	0	0
Debt securities available-for-sale	711,909	700,743
Debt securities held-to-maturity	367,289	350,153
Equity securities	331	323
FHLBNY stock, at cost	64,604	60,387
Derivative assets	10,525	18,895
Financial liabilities:
Deposits	8,444,260	8,088,842
Derivative liabilities	13,503	20,025
Level 3
Financial assets:
Cash and cash equivalents	0	0
Debt securities available-for-sale	11,638	10,501
Debt securities held-to-maturity	0	0
Equity securities		0
FHLBNY stock, at cost	0	0
Derivative assets	0	0
Financial liabilities:
Deposits	0	0
Derivative liabilities	0	0
Carrying Value
Financial assets:
Cash and cash equivalents	340,806	289,223
Debt securities available-for-sale	1,122,017	1,025,946
Debt securities held-to-maturity	396,233	392,840
Equity securities	6,802	6,673
FHLBNY stock, at cost	64,604	60,387
Derivative assets	10,525	18,895
Financial liabilities:
Deposits	8,444,079	8,096,149
Derivative liabilities	13,503	20,025
Carrying Value | Northfield Bancorp, Inc. [Member]
Financial assets:
Cash and cash equivalents	163,951	167,744
Trading securities	15,215	13,884
Debt securities available-for-sale	1,412,419	1,100,817
Debt securities held-to-maturity	8,339	9,303
Equity securities	0	4,261
FHLBNY stock, at cost	46,568	35,894
Loans held-for-sale		4,897
Net loans held-for-investment	3,818,629	3,987,041
Derivative assets	5,040	5,149
Financial liabilities:
Deposits	4,015,809	4,138,477
FHLB advances and other borrowings (including securities sold under agreements to repurchase)	900,216	666,402
Subordinated debentures, net of issuance costs	61,665	61,442
Advance payments by borrowers for taxes and insurance	20,276	24,057
Derivative liabilities	5,045	5,152
Estimated Fair Value
Financial assets:
Cash and cash equivalents	340,806	289,223
Debt securities available-for-sale	1,122,017	1,025,946
Debt securities held-to-maturity	367,289	350,153
Equity securities	6,802	6,673
FHLBNY stock, at cost	64,604	60,387
Derivative assets	10,525	18,895
Financial liabilities:
Deposits	8,444,260	8,088,842
Derivative liabilities	13,503	20,025
Estimated Fair Value | Northfield Bancorp, Inc. [Member]
Financial assets:
Cash and cash equivalents	163,951	167,744
Trading securities	15,215	13,884
Debt securities available-for-sale	1,412,419	1,100,817
Debt securities held-to-maturity	8,144	8,762
Equity securities	0	4,261
Loans held-for-sale		4,897
Net loans held-for-investment	3,716,252	3,792,302
Derivative assets	5,040	5,149
Financial liabilities:
Deposits	4,017,711	4,139,094
FHLB advances and other borrowings (including securities sold under agreements to repurchase)	900,596	657,705
Subordinated debentures, net of issuance costs	57,108	45,604
Advance payments by borrowers for taxes and insurance	20,276	24,057
Derivative liabilities	5,045	5,152
Estimated Fair Value | Level 1 | Northfield Bancorp, Inc. [Member]
Financial assets:
Cash and cash equivalents	163,951	167,744
Trading securities	15,215	13,884
Debt securities available-for-sale	0	0
Debt securities held-to-maturity	0	0
Equity securities	0	4,261
Net loans held-for-investment	0	0
Derivative assets	0	0
Financial liabilities:
Deposits	0	0
FHLB advances and other borrowings (including securities sold under agreements to repurchase)	0	0
Subordinated debentures, net of issuance costs	0	0
Advance payments by borrowers for taxes and insurance	0	0
Derivative liabilities	0	0
Estimated Fair Value | Level 2 | Northfield Bancorp, Inc. [Member]
Financial assets:
Cash and cash equivalents	0	0
Trading securities	0	0
Debt securities available-for-sale	1,412,419	1,100,817
Debt securities held-to-maturity	8,144	8,762
Equity securities	0	0
Loans held-for-sale		0
Net loans held-for-investment	0	0
Derivative assets	5,040	5,149
Financial liabilities:
Deposits	4,017,711	4,139,094
FHLB advances and other borrowings (including securities sold under agreements to repurchase)	900,596	657,705
Subordinated debentures, net of issuance costs	57,108	45,604
Advance payments by borrowers for taxes and insurance	20,276	24,057
Derivative liabilities	5,045	5,152
Estimated Fair Value | Level 3 | Northfield Bancorp, Inc. [Member]
Financial assets:
Cash and cash equivalents	0	0
Trading securities	0	0
Debt securities available-for-sale	0	0
Debt securities held-to-maturity	0	0
Equity securities	0	0
Loans held-for-sale		4,897
Net loans held-for-investment	3,716,252	3,792,302
Derivative assets	0	0
Financial liabilities:
Deposits	0	0
FHLB advances and other borrowings (including securities sold under agreements to repurchase)	0	0
Subordinated debentures, net of issuance costs	0	0
Advance payments by borrowers for taxes and insurance	0	0
Derivative liabilities	$ 0	$ 0